OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 13. OTHER CURRENT LIABILITIES

	June 30,	December 31,
	2019	2018
	(unaudited)
Employee reimbursement payables	$114,825	$95,764
Rental payables	81,565	122,256
Construction related payables	277,545	328,441
Farmland lease payable	761,459	762,735
Others	209,814	199,623
Accrued expenses and other liabilities	$1,445,208	$1,508,819
Other taxes payables	$2,833,208	$2,231,903

Other taxes payables are mainly consisted of VAT payable (see Note 2(k)).

	December 31,	December 31,
	2018	2017

Employee reimbursement payables	$95,764	$124,630
Rental payables	122,256	21,897
Construction related payables	328,441	236,102
Farmland lease payable (see Note 14)	762,735	-
Others	199,623	223,345
Accrued expenses and other liabilities	$1,508,819	$605,974
Other taxes payables	$2,231,903	$4,973,474

Other taxes payables are mainly consisted of VAT payable (see Note 2(r)).